Asset Impairment, Restructuring, and Other Special Charges (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 127.8	$ 601.0	$ 85.9
Asset impairment charges		151.5
Impairment of intangibles		50.0
Asset impairment (gains from facility sales) and other special charges	$ 139.1	283.9	$ (13.0)
United States
Restructuring Cost and Reserve [Line Items]
Severance costs		368.3
Outside US
Restructuring Cost and Reserve [Line Items]
Severance costs		232.7
PUERTO RICO
Restructuring Cost and Reserve [Line Items]
Asset impairment (gains from facility sales) and other special charges		$ 43.4